PRINCIPAL ACCOUNTING POLICIES (Details 13)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Other income (net)
Financial subsidies		119,697,248	90,280,139	72,791,093
Foreign exchange gains/(losses)		32,523,857	(9,781,057)	34,879,388
Reimbursement from depository		17,507,842	7,914,706	8,080,557
Loss from disposal of property, equipment and software	(1,973,412)	(11,946,443)	(653,191)	(3,379,449)
Gain on disposal of cost method investment		4,014,829
Gain on disposal of equity investment	97,914	592,742
Gain on deconsolidation of subsidiaries			44,432,052
Others		732,299	(1,904,706)	5,252,136
Total	$ 26,945,897	163,122,374	130,287,943	117,623,725